Earnings Per Share - Schedule of Earning per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income	$ 2,372,842	$ 2,253,709	$ 10,011,177
Denominator:
Weighted average outstanding ordinary Class A shares-Basic	42,291,202	21,435,316	100
Earnings per share: Basic	$ 0.056	$ 0.105	$ 100,112